Share Based Payments (Details Textual)	12 Months Ended
	Jun. 30, 2019 Key_management_personnel employee Director Consultant	Jun. 30, 2018 Key_management_personnel employee Director Consultant	Jun. 30, 2017 Key_management_personnel employee Director Consultant	Jun. 30, 2009 shares	Jun. 30, 2008 shares	Jun. 30, 2007 shares	Jun. 30, 2005 shares	Jun. 30, 2004 shares
2018 ADS Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of previous director			1
Number of ordinary shares authorized under plan | shares				60	45	30	22	12
Option expiration period	10 years
Percentage of default vesting conditions per year	25.00%
2004 ASX Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of previous director	2
Number of director	4	5	5
Number of key management personnel | Key_management_personnel	2	2	3
Number of employees | employee	11	11	9
Number of consultant | Consultant	7	9	10
Number of ordinary shares authorized under plan | shares				60	45	30	22	12
Option expiration period	10 years
Percentage of default vesting conditions per year	25.00%